Financial Risk Management - Changes of Financial Assets Classified as Level 3 (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Balance at beginning	₩ 45,202,368
Balance at ending	47,906,957
Balance at ending	(23,510,714)	₩ (22,385,434)
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning	485,638
Gain for the period	103,229
OCI	222,260
Acquisition	97,957
Disposal	(44,724)
Transfer	(30,293)
Business combinations	6,239
Balance at ending	840,306
Gain for the period	(12,115)
Business combinations	(320,984)
Balance at ending	(333,099)
FVTPL [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning	178,390
Gain for the period	103,327
OCI	(8,266)
Acquisition	60,576
Disposal	(39,570)
Transfer	(24,156)
Business combinations	16
Balance at ending	270,317
Financial assets at FVOCI [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning	307,248
Gain for the period	(98)
OCI	230,526
Acquisition	37,381
Disposal	(5,154)
Transfer	(6,137)
Business combinations	6,223
Balance at ending	₩ 569,989